Other Financial Assets (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Disclosure of financial assets [line items]
Derivative assets	¥ 64,100	¥ 25,629
Investment in equity instruments at fair value through OCI	145,070	127,455
Financial assets associated with contingent consideration arrangements	25,446	92,516
Restricted deposits	3,371	8,490
Other	21,517	13,406
Total	272,480	277,943
Non-current	235,882	262,121
Current	36,598	15,822
Level 1
Disclosure of financial assets [line items]
Investment in equity instruments at fair value through OCI	92,602	79,218
Convertible notes
Disclosure of financial assets [line items]
Financial assets at fair value through P&L	12,176	9,418
Debt securities
Disclosure of financial assets [line items]
Financial assets at fair value through P&L	¥ 800	¥ 1,029